Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2019
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

Net interest income

in € m.	2019	2018	2017
Interest and similar income:
Interest income on cash and central bank balances	1,762	1,860	1,070
Interest income on interbank balances (w/o central banks)	293	223	245
Central bank funds sold and securities purchased under resale agreements	340	221	292
Interest income on financial assets available for sale	N/A	N/A	1,083
Dividend income on financial assets available for sale	N/A	N/A	88
Loans	13,760	12,992	12,004
Interest income on securities held to maturity	N/A	N/A	68
Other	844	497	1,406
Total Interest and similar income from assets at amortized cost	16,999	15,793	16,256
Interest income on financial assets at fair value through other comprehensive income	1,023	1,014	N/A
Total interest and similar income not at fair value through profit or loss	18,022	16,807	16,256
Financial assets at fair value through profit or loss	7,127	7,985	7,286
Total interest and similar income	25,149	24,793	23,542
Interest expense:
Interest-bearing deposits	3,643	3,122	2,833
Central bank funds purchased and securities sold under repurchase agreements	367	379	431
Other short-term borrowings	163	139	135
Long-term debt	2,002	1,981	1,795
Trust preferred securities	187	234	413
Other	1,667	1,923	1,500
Total interest expense not at fair value through profit or loss	8,029	7,778	7,107
Financial liabilities at fair value through profit or loss	3,370	3,822	4,058
Total interest expense	11,400	11,601	11,164
Net interest income	13,749	13,192	12,378

Interest income recorded on impaired financial assets was € 61 million for the year ended December 31, 2017.

Other interest income for the year ended December 31, 2019, 2018 and 2017 included € 93 million, € 93 million and € 116 million, respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.

Net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2019	2018	2017
Trading income:
Sales & Trading (Equity)	87	493	805
Sales & Trading (FIC)	2,595	2,734	4,227
Total Sales & Trading	2,682	3,227	5,032
Other trading income	(2,486)	(3,175)	(1,659)
Total trading income	197	52	3,374
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	43	(77)	N/A
Equity Securities	300	159	N/A
Loans and loan commitments	28	77	N/A
Deposits	(19)	27	N/A
Others non-trading financial assets mandatory at fair value through profit and loss	25	26	N/A
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	377	212	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Securities purchased/sold under resale/repurchase agreements	3	4	3
Loans and loan commitments	(9)	7	(32)
Deposits	(0)	19	(30)
Long-term debt	(386)	1,118	(398)
Other financial assets/liabilities designated at fair value through profit or loss	12	(79)	9
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(381)	1,069	(448)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	193	1,332	2,926

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2019	2018	2017
Net interest income	13,749	13,192	12,378
Trading income[1]	197	52	3,374
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	377	212	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(381)	1,069	(448)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	193	1,332	2,926
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,943	14,524	15,304
Commercial Banking	1,047	987	948
Global Transaction Banking	1,614	1,493	1,550
Corporate Bank	2,660	2,480	2,498
FIC Sales & Trading	5,718	5,256	6,469
Remaining Products	(297)	(54)	(583)
Investment Bank	5,421	5,202	5,886
Private Bank	4,094	4,859	5,422
Asset Management	87	(88)	31
Capital Release Unit	146	1,409	1,405
Corporate & Other	1,535	662	63
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,943	14,524	15,304

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division and by product within the Investment Bank.